PROVISION FOR POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Postemployment Benefits [Abstract]
SCHEDULE OF PROVISION FOR POST- EMPLOYMENT BENEFITS	Provision for post-employment benefits consists of the following:
	As of December 31,
	2023	2022
Provision for post-employment benefits	$118,250	$99,588

SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS

The following outlines how each category of employee benefits is measured, providing reconciliation on present value of Defined Benefit Obligation and Plan Asset.

	As of December 31,
	2023	2022
Present Value of Defined Benefit Obligation (“DBO”) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$99,588	$115,393
Current service cost	27,737	36,824
Interest cost on the DBO	6,191	6,615
Past Service Cost-Vested	(6,723)	-
Employee benefits are already noted for quit employees	-	-
Present Value of DBO, (expected) at the End of Year	126,793	158,832
Actuarial gain on DBO	(8,543)	(59,244)
Present Value of DBO, (actual) at the End of Year	$118,250	$99,588

The effect of asset ceiling	-	-

Provision for post-employment benefits	$118,250	$99,588

SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATION

The following are key information for the recalculation of employee benefits obligations as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Liabilities at the Beginning of Year	$99,588	$115,393
Post-employment benefits costs	27,205	43,439
Actuarial gain on liabilities	(8,543)	(59,244)
Liabilities at the End of Year	$118,250	$99,588

SCHEDULE OF QUANTITATIVE INFORMATION ABOUT FAIR VALUE MEASUREMENTS OF POST EMPLOYMENT BENEFITS

The following table summarizes the quantitative information about the Company’s level 3 fair value measurements in the determination of the balance of the post-employment benefits, which utilize significant unobservable inputs:

Actuarial Assumption	December 31, 2023	December 31, 2022
Discount Rate	6.77% and 6.25%	6.77% and 5.17%
Expected Return on Plan Assets	N/A	N/A
Wage Increase Rate	7.00%	7.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019
Disability Rate	5% of TMI IV 2019	5% of TMI IV 2019
Normal retirement age	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030

Withdrawal Rate	Age	Rate	Age	Rate
	20 – 29	6.0%	20 – 29	6.0%
	30 – 39	5.0%	30 – 39	5.0%
	40 – 44	3.0%	40 – 44	3.0%
	45 – 49	2.0%	45 – 49	2.0%
	50 – 57	1.0%	50 – 57	1.0%
	>57	0.0%	>57	0.0%